ANNUAL REPORT









                                   [FUND LOGO]

                              NASDAQ 100 INDEX FUND

                            -------------------------

                                NOVEMBER 30, 2000











                                                         [RANSON LOGO]

                                                   RANSON & ASSOCIATES, INC.

                                   [FUND LOGO]

                              NASDAQ 100 INDEX FUND


                                  ANNUAL REPORT



                                 January 3, 2001



Dear Shareholders,

     As we look back over the past year, it might be an understatement to say that it has been a challenging year. Turmoil in the Nasdaq Stock Market caused uncertainty with many investors across America and the rest of the world.

     The New Year begins with investors wondering if the worst is behind us.
One might ask if the recent economic slowdown is a pause in the longest expansion of the century, or the beginning of a recession. Many are opting for the view that this is only a correction and just as the Federal Reserve's raising of interest rates last year put the brakes on the economy and sank stock prices, the forecast of lower rates may launch the economy and stock prices forward again.

     Prior to 2000, accelerated earnings propelled the Nasdaq-100 Index as the Index is dominated with high growth technology companies. The Fed offered great liquidity at the end of 1999, due to Y2K concerns and then tightened early in 2000 when those fears proved to be unfounded. The resulting higher interest rates, coupled with a dramatic increase in energy prices raised the prospects of slower growth and possibly a recession. The stock price of some of the companies that had experienced the greatest growth in earnings were the most negatively affected. The Index was down 36.8% in 2000 on the heels of a 102% gain in 1999. Contributing to the Index's losses were CMGI, Inc. (-96.0%), YAHOO, Inc. (-86.0%) and Amazon.com (-79.0%). They were offset by gains in Ciena Corp. (+182.6%), Juniper Networks (+122.5%) and Siebel Systems (+61.0%).





                                                Nasdaq 100 Index Fund          1

     We continue to believe in the value in index investing. We also believe that technology companies will continue to be vital as the world expands. Those things help us to remain positive about the future of the Nasdaq-100 Index. Regardless of volatility and short term market fluctuations, regular investing is the best strategy in the long run. Market volatility may continue, but investors should look to a long term investment horizon and examine the investment strategy that is most appropriate for their individual risk tolerance.

     There are some things, however that remain absolute and steadfast, like our commitment to you -- the shareholders of The Nasdaq 100 Index Fund. We value our relationships and will continue to earn your trust. Thank you for your business in 2000 and we look forward to serving you in the New Year.


                                   Sincerely,


                                    /s/ Alex R. Meitzner
                                   ----------------------------

                                   Alex R. Meitzner





The Nasdaq-100 Index(R) and Nasdaq(R) are registered marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and are licensed for use by Ranson & Associates, Inc. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not sponsored, endorsed, sold, promoted by, nor affiliated with, the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

* The views expressed in this report reflect those of the investment adviser as of January 3, 2001 and those views are subject to change at any time based upon market and other conditions.

This report is not authorized for distribution unless accompanied or preceded by an effective prospectus of the Fund.

                                   Ranson & Associates, Inc.
                                   As Distributor





2          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                               PERFORMANCE SUMMARY
                                NOVEMBER 30, 2000

GROWTH OF A $10,000 INVESTMENT

These charts assume an initial investment of $10,000 made on the commencement date of 12/7/99 and 12/20/99 for Class A and Class C, respectively. Returns shown include the reinvestment of all dividends and distributions. The Fund's total return is shown with sales charges, and it includes fund expenses and management fees. In the absence of existing fee waivers, the total return would be reduced. The performance of the Fund's Class A and Class C shares will vary due to differing sales-charge structures and class expenses. A market index is not managed, incurring no sales charges, expenses or fees. A direct investment in a market index is not possible.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


                      [GRAPH - PLOT POINTS IN TABLE BELOW]


NASDAQ 100 INDEX FUND CLASS A
CUMMULATIVE FUND PERFORMANCE:  DECEMBER 7, 1999 - NOVEMBER 30, 2000
-------------------------------------------------------------------

               Nasdaq 100                   Nasdaq
               Index Fund,   Nasdaq-100    Composite      S&P 500
   Date         Class A         Index        Index         Index
----------     ----------    ----------    ---------     ---------
 12/7/1999      9,746.59     10,000.00     10,000.00     10,000.00
12/31/1999     11,247.56     11,620.49     11,344.86     10,426.35
 1/31/2000     10,692.01     11,188.86     10,985.33      9,895.61
 2/29/2000     12,748.54     13,373.62     13,093.94      9,696.63
 3/31/2000     13,118.91     13,783.93     12,748.63     10,634.49
 4/30/2000     11,267.06     11,826.61     10,763.16     10,306.99
 5/31/2000      9,951.27     10,419.38      9,481.42     10,081.11
 6/30/2000     11,267.06     11,797.68     11,057.15     10,322.39
 7/31/2000     10,828.46     11,313.85     10,502.02     10,153.71
 8/31/2000     12,192.98     12,782.12     11,726.91     10,770.03
 9/30/2000     10,682.26     11,192.90     10,239.48     10,194.01
10/31/2000      9,814.82     10,289.36      9,394.22     10,143.56
11/30/2000      7,534.11      7,857.89      7,242.79      9,331.38




                                                Nasdaq 100 Index Fund          3

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                         PERFORMANCE SUMMARY (CONTINUED)
                                NOVEMBER 30, 2000


                      [GRAPH - PLOT POINTS IN TABLE BELOW]


NASDAQ 100 INDEX FUND CLASS C
CUMMULATIVE FUND PERFORMANCE:  DECEMBER 20, 1999 - NOVEMBER 30, 2000
--------------------------------------------------------------------

               Nasdaq 100                   Nasdaq
               Index Fund,   Nasdaq-100    Composite      S&P 500
   Date         Class C         Index        Index         Index
----------     ----------    ----------    ---------     ---------
12/20/1999     10,000.00     10,000.00     10,000.00     10,000.00
12/31/1999     10,949.09     11,035.70     10,754.36     10,360.77
 1/31/2000     10,361.98     10,625.79     10,413.54      9,833.37
 2/29/2000     12,383.16     12,700.60     12,412.40      9,635.64
 3/31/2000     12,729.65     13,090.27     12,085.06     10,567.59
 4/30/2000     10,891.34     11,231.45     10,202.94     10,242.16
 5/31/2000      9,582.39      9,895.03      8,987.91     10,017.70
 6/30/2000     10,862.46     11,203.98     10,481.62     10,257.46
 7/31/2000     10,419.73     10,744.49      9,955.39     10,089.84
 8/31/2000     11,767.18     12,138.87     11,116.53     10,702.28
 9/30/2000     10,275.36     10,629.63      9,706.52     10,129.89
10/31/2000      9,418.77      9,771.55      8,905.25     10,079.76
11/30/2000      7,166.60      7,462.45      6,865.80      9,272.68


PERFORMANCE TABLE

----------------------------------------------------------------
            TOTAL RETURNS AS OF NOVEMBER 30, 2000
----------------------------------------------------------------
                                 Class A             Class C
                             Since inception     Since inception
                                (12/7/99)           (12/20/99)
                             ---------------     ---------------
Nasdaq 100 Index Fund:
  Excluding Sales Charge         -22.70%             -27.33%
  Including Sales Charge         -24.66%             -28.33%
Nasdaq-100 Index (R)             -21.42%             -25.38%
Nasdaq-Composite Index           -26.61%             -30.67%
S&P 500 Index                     -6.56%              -6.45%
----------------------------------------------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns shown include the reinvestment of all dividends and distributions and any applicable sales charges. Class A shares have a 2.5% maximum front-end sales charge and a 12b-1 fee. Class C shares have a 1% annual distribution and service fee and if shares are redeemed within 12 months, a 1% contingent deferred sales charge applies. The performance of the Fund's Class A and Class C shares will vary due to differing sales-charge structures and class expenses.



4          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000


     NUMBER
     OF SHARES                                                               VALUE
     -------------------------------------------------------------------------------

                    COMMON STOCKS                              98.32%
     13,800         Cisco Systems, Inc.*                                  $  660,675
      9,800         Microsoft Corp.*                                         562,275
     12,800         Intel Corp.                                              487,200
      4,900         QUALCOMM Inc.*                                           393,225
     12,700         Oracle Corp.*                                            336,550
      3,700         Sun Microsystems, Inc.*                                  281,431
      5,100         JDS Uniphase Corp.*                                      255,319
      2,200         VERITAS Software Corp.*                                  214,637
      2,600         Siebel Systems, Inc.*                                    181,675
      2,600         Amgen Inc.*                                              165,425
      5,100         Nextel Communications, Inc., Class A*                    158,100
      4,000         Immunex Corp.*                                           148,750
      1,300         VoiceStream Wireless Corp.*                              147,550
      1,100         Juniper Networks, Inc.*                                  137,087
      1,800         CIENA Corp.*                                             136,688
      1,200         i2 Technologies, Inc.*                                   115,650
      1,900         Paychex, Inc.                                            110,437
      2,300         Linear Technology Corp.                                  108,819
      2,100         Maxim Integrated Products, Inc.*                         107,100
      5,300         ADC Telecommunications, Inc.*                            106,994
      2,900         Palm, Inc.*                                              104,944
      5,200         Dell Computer Corp.*                                     100,100
      2,400         Xilinx, Inc.*                                             93,600
      2,300         Gemstar TV Guide International Group, Inc.*               93,581
      2,300         Applied Materials, Inc.*                                  93,006
        500         SDL, Inc.*                                                90,875
      1,800         Network Appliance, Inc.*                                  88,875
      2,300         Comcast Corp., Class A*                                   88,406
      1,800         Applied Micro Circuits Corp.*                             87,187
      1,000         VeriSign, Inc.*                                           86,687
      5,600         WorldCom, Inc.*                                           83,650
        900         PMC-Sierra, Inc.*                                         82,969
      1,300         Adobe Systems Inc.                                        82,388
      1,300         Ariba, Inc.*                                              80,925
        800         Broadcom Corp.*                                           78,000
        900         Comverse Technology, Inc.*                                77,569
      3,000         Altera Corp.*                                             71,813
      2,100         PeopleSoft, Inc.*                                         69,825
      1,300         Tellabs, Inc.*                                            68,900
        900         Sanmina Corp.*                                            68,625
      5,700         Ericsson LM Telephone Co. ADR                             64,837


                                                Nasdaq 100 Index Fund          5

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2000

     NUMBER
     OF SHARES                                                               VALUE
     -------------------------------------------------------------------------------

      1,200         MedImmune, Inc.*                                      $   63,825
      1,400         Intuit Inc.*                                              63,788
      1,400         Starbucks Corp.*                                          63,788
      1,400         Chiron Corp.*                                             57,225
      1,300         Concord EFS, Inc.*                                        56,713
      1,100         Cintas Corp.                                              56,031
      1,400         Yahoo! Inc.*                                              55,475
      1,000         Biogen, Inc.*                                             54,750
        600         Genzyme Corp.*                                            52,688
      1,300         Biomet, Inc.                                              48,100
      1,100         Vitesse Semiconductor Corp.*                              47,437
        800         Fiserv, Inc.*                                             44,700
      2,100         Bed Bath & Beyond Inc.*                                   43,706
      1,300         Costco Wholesale Corp.*                                   42,413
      1,100         PanAmSat Corp.*                                           41,525
      2,500         Apple Computer, Inc.*                                     41,250
        500         QLogic Corp.*                                             40,469
      1,300         EchoStar Communications Corp., Class A*                   37,944
      1,100         eBay Inc.*                                                37,744
      1,400         Level 3 Communications, Inc.*                             37,625
      1,600         BroadVision, Inc.*                                        36,200
      2,600         McLeodUSA Inc., Class A*                                  35,262
      1,200         KLA-Tencor Corp.*                                         33,000
      2,800         Metromedia Fiber Network, Inc., Class A*                  32,725
      1,300         Amazon.com, Inc.*                                         32,094
      1,900         USA Networks, Inc.*                                       31,944
      1,200         Citrix Systems, Inc.*                                     28,575
      1,400         Conexant Systems, Inc.*                                   28,438
        700         Electronic Arts Inc.*                                     24,981
      1,600         XO Communications, Inc.*                                  23,800
        500         PACCAR Inc.                                               23,750
        800         Adelphia Communications Corp.*                            22,250
      2,000         Parametric Technology Corp.*                              22,250
        500         Molex Inc.                                                20,531
        900         CNET Networks, Inc.*                                      19,238
      1,600         Staples, Inc.*                                            19,200
      1,900         CMGI Inc.*                                                19,119
      1,000         RF Micro Devices, Inc.*                                   19,000
        500         Dollar Tree Stores, Inc.*                                 18,625
      1,900         Atmel Corp.*                                              18,347
        500         Sigma-Aldrich Corp.                                       17,875
      1,000         BMC Software, Inc.*                                       17,313


6          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2000


     NUMBER
     OF SHARES                                                               VALUE
     -------------------------------------------------------------------------------

      1,400         American Power Conversion Corp.*                      $   16,450
      1,300         Smurfit-Stone Container Corp.*                            16,412
        400         Synopsys, Inc.*                                           15,600
        400         Apollo Group, Inc.*                                       14,000
        900         Quintiles Transnational Corp.*                            13,500
      1,000         3Com Corp.*                                               12,250
        500         Microchip Technology Inc.*                                11,687
      2,100         Novell, Inc.*                                             11,156
        800         Network Associates, Inc.*                                 10,400
        400         Northwest Airlines Corp.*                                 10,075
        800         RealNetworks, Inc.*                                        9,950
      1,200         Compuware Corp.*                                           8,250
      1,300         At Home Corp.*                                             8,084
        300         Herman Miller, Inc.                                        7,087
        500         Legato Systems, Inc.*                                      4,562
        400         Adaptec, Inc.*                                             4,375
        200         PacifiCare Health Systems, Inc.*                           2,525
                                                                          ----------

                    Total Common Stocks                                    8,280,425
                    (cost $11,548,222)                                    ----------


     PRINCIPAL
       AMOUNT
     ---------
                    SHORT-TERM INVESTMENTS                      0.68%
      $56,840       UMB Bank, n.a.
                    Money Market Fiduciary                                    56,840
                                                                          ----------

                    Total Short-Term Investments                              56,840
                    (cost $56,840)                                        ----------

                    TOTAL INVESTMENTS                          99.00%      8,337,265
                    (cost $11,605,062)

                    Other Assets less Liabilities               1.00%         84,525
                                                                          ----------

                    NET ASSETS                                100.00%     $8,421,790
                                                                          ==========


* Non-income producing

                       See notes to financial statements.


                                                Nasdaq 100 Index Fund          7


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2000

     As of November 30, 2000, the Nasdaq 100 Index Fund's investment concentration, excluding short-term investments, by industry was as follows:

          Airlines                                0.12%
          Auto Manufacturers                      0.29
          Biotechnology                           5.78
          Chemicals                               0.22
          Commercial Services                     2.35
          Computers                               7.89
          Electrical Components & Equipment       0.45
          Electronics                             0.83
          Healthcare                              0.03
          Healthcare - Products                   0.58
          Internet                                6.18
          Media                                   2.85
          Office Furnishings                      0.09
          Packaging & Containers                  0.20
          Pharmaceuticals                         0.77
          Retail                                  2.27
          Semiconductors                         16.78
          Software                               17.60
          Telecommunications                     34.04
          Textiles                                0.68
                                                -------

                      TOTAL                     100.00%
                                                =======




                                   [PIE CHART]

                             Pie Chart of Table Above





                       See notes to financial statements.


8          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2000

ASSETS:
   Investments, at value (cost $11,605,062)                                 $ 8,337,265
   Receivable for fund shares sold                                              225,866
   Prepaid expenses and other assets                                             24,300
   Receivable from investment advisor                                            21,446
   Interest and dividends receivable                                                751
                                                                            -----------

      Total Assets                                                            8,609,628
                                                                            -----------

LIABILITIES:
   Payable for securities purchased                                             107,339
   Other accrued expenses and other liabilities                                  46,477
   Payable for fund shares redeemed                                              29,659
   Accrued distribution fees                                                      4,363
                                                                            -----------

      Total Liabilities                                                         187,838
                                                                            -----------

   NET ASSETS                                                               $ 8,421,790
                                                                            ===========

NET ASSETS CONSIST OF:
   Capital stock                                                            $11,906,489
   Accumulated net realized loss on investments                                (216,902)
   Net unrealized depreciation on investments                                (3,267,797)
                                                                            -----------

      Net Assets                                                            $ 8,421,790
                                                                            ===========

CLASS A SHARES:
   Net assets                                                               $ 4,250,785
   Shares outstanding (no par value, unlimited shares authorized)               549,529
   Net asset value and redemption price (net assets/shares outstanding)     $      7.74
                                                                            ===========
   Maximum offering price (net asset value, plus 2.56% of net asset
      value or 2.50% of offering price)                                     $      7.94
                                                                            ===========

CLASS C SHARES:
   Net assets                                                               $ 4,171,005
   Shares outstanding (no par value, unlimited shares authorized)               551,908
   Net asset value, redemption price (subject to contingent deferred sales
   charge) and offering price per share (net assets/shares outstanding)     $      7.56
                                                                            ===========


                       See notes to financial statements.


                                                Nasdaq 100 Index Fund          9


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             STATEMENT OF OPERATIONS
                        PERIOD ENDED NOVEMBER 30, 2000(1)

INVESTMENT INCOME:
   Interest                                                                  $     4,304
   Dividends                                                                       1,557
                                                                             ------------

     Total Investment Income                                                       5,861
                                                                             ------------

EXPENSES:
   Custody fees                                                                   62,586
   Transfer agent fees and expenses                                               62,319
   Fund accounting and administration fees                                        58,740
   Federal and state registration fees                                            35,081
   Distribution fees                                                              31,744
   Investment advisory fees                                                       25,389
   Professional fees                                                              12,000
   Report to shareholders                                                          7,267
   Trustees' fees and expenses                                                     6,298
   Miscellaneous                                                                  35,915
                                                                             ------------

     Total expenses before waiver and reimbursement of expenses                  337,339

     Less:  Waiver and reimbursement of expenses                                (229,454)
                                                                             ------------

     Net Expenses                                                                107,885
                                                                             ------------

   NET INVESTMENT LOSS                                                          (102,024)
                                                                             ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                             (216,902)
   Net change in unrealized appreciation and depreciation on investments      (3,267,797)
                                                                             ------------

   Net Loss on Investments                                                    (3,484,699)
                                                                             ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(3,586,723)
                                                                             ============


(1) Commenced operations on December 7, 1999.


                       See notes to financial statements.


10          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                        PERIOD ENDED NOVEMBER 30, 2000(1)

OPERATIONS:
   Net investment loss                                                       $  (102,024)
   Net realized loss on investments                                             (216,902)
   Net change in unrealized appreciation and depreciation on investments      (3,267,797)
                                                                             ------------

   Net decrease in net assets resulting from operations                       (3,586,723)
                                                                             ------------


CAPITAL SHARE TRANSACTIONS (NOTE 3):                                           11,908,513
                                                                             ------------

TOTAL INCREASE IN NET ASSETS                                                    8,321,790


NET ASSETS:
   Beginning of year                                                              100,000
                                                                             ------------

   End of year                                                               $  8,421,790
                                                                             ============


(1)  Commenced operations on December 7, 1999.


                       See notes to financial statements.










                                               Nasdaq 100 Index Fund          11


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                              FINANCIAL HIGHLIGHTS


                                                           CLASS A SHARES            CLASS C SHARES
                                                         DECEMBER 7, 1999 (1)     DECEMBER 20, 1999 (1)
For a Fund share outstanding                                   THROUGH                   THROUGH
throughout the period                                     NOVEMBER 30, 2000         NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00                    $10.39


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                            (0.08)                    (0.11)
   Net realized and unrealized losses on investments              (2.18)                    (2.72)
                                                             ------------              ------------

      Total from investment operations                            (2.26)                    (2.83)
                                                             ------------              ------------

NET ASSET VALUE, END OF PERIOD                                    $7.74                     $7.56
                                                             ============              ============

TOTAL RETURN (2) (3)                                             (22.70)%                  (27.33)%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                 $4,250,785                $4,171,005
   Ratio of expenses to average net assets:
      Net of reimbursements (4)                                    1.75%                     2.50%
      Before reimbursements (4)                                    6.34%                     6.95%

   Ratio of net investment loss to average net assets:
      Net of reimbursements (4)                                   (1.63%)                   (2.39%)
      Before reimbursements (4)                                   (6.22%)                   (6.84%)

   Portfolio turnover rate (2)                                        8%                        8%





(1)  Commencement of operations
(2)  Not annualized
(3) The total return does not reflect the 2.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized


                       See notes to financial statements.


12          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                NOVEMBER 30, 2000

NOTE 1 - ORGANIZATION

Eagle Funds (the "Trust") was established on October 4, 1999, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Nasdaq 100 Index Fund (the "Fund") is a separate, non-diversified investment portfolio of the Trust. The Fund has three separate classes: Class A, Class C and Class Y. Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A and Class C shares commenced operations on December 7, 1999 and December 20, 1999, respectively. As of November 30, 2000, Class A and Class C shares are outstanding.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  A. INVESTMENT VALUATION

  A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most recent mean price is used. Money market instruments which will mature in 60 days or less are valued at cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Board of Trustees.

  B. EXPENSES

  Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

  C. FEDERAL INCOME TAXES

  The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. For the year ended November 30, 2000, the Fund incurred a net capital loss carryforward of $35,669 and post-October losses of $65,510. The capital loss carryforward is available to offset future gains through 2008, and the post-October losses are treated as arising in 2001.

  D. DISTRIBUTIONS TO SHAREHOLDERS

  Dividends, if any, from net investment income, will be declared and paid
quarterly.   Distributions of net realized gains, if any, will be declared at least annually.  Distributions to shareholders are recorded on the ex-dividend


                                               Nasdaq 100 Index Fund          13

                                   EAGLE FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                NOVEMBER 30, 2000


date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. Accordingly, at November 30, 2000, the Fund reduced Capital Stock by $102,024 for the current period's net investment loss.

  E. OTHER

  Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended November 30, 2000 were as follows:

                                                             Shares           Dollars
                                                             ------           -------
     CLASS A SHARES:

     Shares sold                                             614,209       $ 6,609,380
     Shares redeemed                                         (74,680)         (759,560)
                                                           ----------      ------------
        Net increase                                         539,529         5,849,820
                                                           ----------      ------------

     CLASS C SHARES:

     Shares sold                                             572,993         6,290,375
     Shares redeemed                                         (21,085)         (231,682)
                                                           ----------      ------------
        Net increase                                         551,908         6,058,693
                                                           ----------      ------------

        Net increase from capital share transactions       1,091,437       $11,908,513
                                                           ==========      ============


NOTE 4 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended November 30, 2000 were $12,149,202 and $384,078, respectively. At November 30, 2000, gross unrealized appreciation and depreciation of investments, based on cost for financial statement and federal income tax purposes of $11,720,785 were as follows:

     Unrealized appreciation                           $   286,708
     Unrealized depreciation                            (3,670,228)
                                                       ------------

        Net unrealized depreciation on investments     $(3,383,520)
                                                       ============


14          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                NOVEMBER 30, 2000


NOTE 5 - TRANSACTIONS WITH AFFILIATES

The Fund has an agreement with Ranson & Associates, Inc. (the "Adviser" or "Ranson"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Fund will pay the Adviser a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has also agreed to voluntarily reduce fees for expenses (exclusive of any distribution or service fees and extraordinary expenses) that exceed 1.50% of average daily net assets of each class of the Fund until November 30, 2001. During the period ended November 30, 2000, the Adviser waived investment advisory fees of $25,389 and reimbursed the Fund $204,065 for other expenses.

Ranson also serves as distributor of the Fund's shares.   As distributor, Ranson
manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse Ranson for its costs in connection with these activities, and to compensate authorized dealers, the Fund has adopted a Distribution and Service Plan ("the Plan") pursuant to 12b-1 under the 1940 Act. The Plan allows the Fund to pay distribution fees for the sales of its shares and for services provided to shareholders. Under the Plan, Class A and Class C shares each pay an annual service fee of up to 0.25% of the average daily net assets of the respective class. In addition, Class C shares pay an annual distribution fee of 0.75% of the average daily net assets of such class. During the period ended November 30, 2000, the Fund incurred distribution expenses of $6,344 and $25,400 for Class A and Class C shares, respectively. As distributor, Ranson received commissions of $42,671 from the sale of Class A shares during the period ended November 30, 2000. Ranson, as distributor, also received contingent deferred sales charges on redemptions of Class C shares of $1,318 during the period ended November 30, 2000.






                                  [RANSON LOGO]

                            RANSON & ASSOCIATES, INC.













                                               Nasdaq 100 Index Fund          15

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Trustees and Shareholders
Nasdaq 100 Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nasdaq 100 Index Fund (the Fund), as of November 30, 2000, the related statements of operations and changes in net assets for the period December 7, 1999 (commencement of operations) to November 30, 2000 and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nasdaq 100 Index Fund at November 30, 2000, the results of its operations and changes in its net assets for the period December 7, 1999 to November 30, 2000 and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.



                                     Ernst & Young LLP

December 22, 2000








16          Nasdaq 100 Index Fund

                                   [FUND LOGO]

                              NASDAQ 100 INDEX FUND




                             A SERIES OF EAGLE FUNDS
                                 P. O. BOX 0641
                            MILWAUKEE, WI  53201-0641
                                  877-627-3272















This report is submitted for the general information of shareholders of the Nasdaq 100 Index Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund. The prospectus gives details about charges, investment objectives, risks and operation policies of the Fund. Read the prospectus carefully.